Stockholders' Equity - Schedule of Warrants Outstanding (Details) - $ / shares	3 Months Ended	9 Months Ended
	Jun. 30, 2017	Mar. 31, 2018
Class A [Member]
Warrants Outstanding, Shares	778,400
Warrants Outstanding, Exercise Price	$ 0.25	$ 0.25
Warrants Outstanding, Expires	Jan. 31, 2018
Class B [Member]
Warrants Outstanding, Shares	778,400	1,038,000
Warrants Outstanding, Exercise Price	$ 0.38	$ 0.38
Warrants Outstanding, Expires	May 07, 2018	Jun. 07, 2018
Class C [Member]
Warrants Outstanding, Shares	778,400	1,046,400
Warrants Outstanding, Exercise Price	$ 0.50	$ 0.50
Warrants Outstanding, Expires	Jul. 14, 2018	Jul. 14, 2018